AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JANUARY 27, 2017

TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016

AS SUPPLEMENTED DECEMBER 29, 2016

AMERICAN INDEPENDENCE

MULTI-MANAGER INTERNATIONAL FUND
(Ticker Symbols: IMSSX, IIESX)

AMERICAN INDEPENDENCE

LARGE CAP GROWTH FUND

(Ticker Symbols: LGNIX, LGNAX, LGNCX)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT

CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION LISTED ABOVE.

1.  Sub-Adviser Changes

•        At a Special Meeting of Shareholders held on August 26, 2016, shareholders of the American Independence Navellier International Fund approved the proposed amended sub-advisory     agreement between RiskX Investments, LLC (“RiskX Investments”) and Navellier & Associates, Inc. (“Navellier”) and approved the proposed investment sub-advisory agreement between RiskX Investments and Manifold Partners LLC (“Manifold”).  At that time, the American Independence Navellier International Fund was renamed the American Independence Multi-Manager International Fund.

•        Effective immediately, the American Independence Multi-Manager International Fund has been renamed the AI International Fund.  All references to the “American Independence Navellier International Fund” or the “American Independence Multi-Manager International Fund” should be replaced with the “AI International Fund.”

•        On January 26, 2017 and January 27, 2017, respectively, Navellier tendered its resignation as sub-adviser to the AI International Fund and the American Independence Large Cap Growth Fund.  Effective as of January 26, 2017, Navellier is no longer a sub-adviser to the AI International Fund and, as of January 27, 2017, Navellier is no longer a sub-adviser to the American Independence Large Cap Growth Fund.  All references to Navellier and portfolio managers Louis Navellier and Michael Garaventa should be deleted.  The AI International Fund will continue to be sub-advised by Manifold.  Charles McNally will assume responsibility for managing the portfolio of the American Independence Large Cap Growth Fund.

2.  American Independence Multi-Manager International Fund

•        On page 43 of the Statement of Additional Information, in the sub-section “Sub-Advisers” (beginning on page 42), the following paragraph should be added:

Manifold Partners LLC.  RiskX Investments has engaged Manifold as sub-adviser to the AI International Fund.  Manifold is located at 455 Market Street, Suite 1200, San Francisco, CA, 94105.  On a day-to-day basis, Nic Wherry and Jim Creighton are responsible for the management of the AI International Fund.  For more about the portfolio manager, please see the section below titled “PORTFOLIO MANAGER INFORMATION.”  Manifold and RiskX Investments are indirectly affiliated. Manifold’s principal owner is The Chalice Fund LLC, which is owned by Grail Partners LLC. Donald Putnam is the ultimate owner of Grail Partners; he serves as Manifold’s Executive Chairman and oversees all of Manifold’s business operations. Mr. Putnam is also the Chairman of RiskX Investments, and The Chalice Fund is a substantial investor in RiskX Investments as well.  Darlene DeRemer, an interested Trustee of the Trust, is a managing partner of Grail Partners LLC.

•        On page 45 of the Statement of Additional Information, in the sub-section “Portfolio Managers”, the following paragraphs should be added in place of “AI Navellier Large Cap Growth Fund and AI Navellier International Fund (Navellier)”:

AI International Fund (Manifold)

Nic Wherry.  Mr. Wherry is an Associate Portfolio Manager in the Global Equity Portfolio Management Group at Manifold Partners LLC. Mr. Wherry is responsible for analytical and support functions for. He has over seven years’ experience in systematic global equities. Before Manifold, Mr. Wherry was a systems analyst at StraighThrough Inc. in Canada, specializing in code related to the portfolio management and middle office software. Mr. Wherry gained his B.S. in Physics from NYU in 2004.

Jim Creighton.  Mr. Creighton is currently the Head, Manifold Cluster Analysis and Chief Investment Officer at Manifold Partners LLC.  He has more than 35 years of investment experience and was the founder of Creighton Capital Management in 2004.  He served as the Global Chief Investment Officer at three of the world’s largest global investment management firms: Barclays Global Investors, Deutsche Asset Management and Northern Trust Asset Management.  While at Deutsche Asset Management, he devised a new approach to quantitative investing called “Growth Optimal World Equity Strategy”, which was an early version of a global minimum variance strategy and has been operating successfully since 2001.  Mr. Creighton was instrumental in the startup of three successful investment organizations.  At Trafalgar Capital Management he worked with Nobel Laureate Harry Markowitz to develop minimum variance strategies for Canadian equities.  He began his career in the financial industry in 1971 as an actuary with Maritime Life in Nova Scotia, Canada.

3.  American Independence Large Cap Growth Fund

•        On page 40 of the Statement of Additional Information, in the sub-section “Investment Advisory Agreement and Fees”, in the second table, the entry for the American Independence Large Cap Growth Fund’s sub-advisory fee should be deleted.

•        On page 45 of the Statement of Additional Information, in the sub-section “Portfolio Managers”, the following paragraph should be added:

American Independence Large Cap Growth Fund and American Independence JAForlines Global Tactical Allocation Fund

Charles McNally. Mr. McNally joined RiskX Investments as Chief Portfolio Strategist in early 2013. For thirteen years, he was a founding member and became a portfolio manager and head of manager research for the Fund of Funds and Institutional Advisory Group at Lyster Watson & Company, a pioneer firm in advising hedge fund investors. Prior to that, he headed research and development for a proprietary equity statistical arbitrage strategy at Jefferies Group, following a role as senior trader at a quantitative hedge fund. He started his career in the fixed-income portfolio strategy research group at Goldman Sachs & Company, and later advised the firm’s institutional clients on using fixed-income futures and options for hedging and portfolio applications. He moved to Salomon Brothers to become product manager for their fixed-income futures and options customer business, and traded fixed-income and foreign exchange at CS First Boston, before moving into investment management. Mr. McNally earned a Sc.B. in Applied Mathematics, magna cum laude, from Brown University, and continued his studies in pure and applied mathematics at Cambridge University (as a Churchill Scholar) and at New York University’s Courant Institute of Mathematical Sciences.

4.  Updated Portfolio Manager Information

•        On page 48 of the Statement of Additional Information, the sub-section “Beneficial Ownership by Portfolio Manager” should be deleted in its entirety and replaced as follows:

Beneficial Ownership by Portfolio Manager. As of December 31, 2016, the portfolio managers responsible for the day to day management of the Funds owned the following shares of each Fund or any Fund in the Trust.

Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All of the Fund Complex
Cedric Scholtes	None	None
Charles McNally	$1–$10,000	$1–$10,000
Jason R. Graybill	None	None
Jim Creighton	None	None
John A. Forlines III	None	None
Neil D. Klein	None	None
Nic Wherry	None	None
Robert A. Campbell	None	None

•        On page 48 of the Statement of Additional Information, the sub-section “Account Management Disclosures” should be deleted in its entirety and replaced as follows:

Account Management Disclosures.  Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, including other affiliated funds in the Trust, as of December 31, 2016, except where indicated, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Accts.	Total Assets	Accts.	Total Assets	Accts.	Total Assets
Cedric Scholtes	1	$270,330,958	0	$0	9	$4,925,310,437
Charles McNally	1	$105,108,136	0	$0	0	$0
Jason R. Graybill	1	$51,000,000	0	$0	1150	$1,200,000,000
Jim Creighton	1	$21,300,000	1	$1,500,000	0	$0
John A. Forlines III	1	$105,100,000	1	$2,500,000	1929	$450,200,000
Neil D. Klein	1	$241,000,000	0	$0	1150	$1,200,000,000
Nic Wherry	1	$21,300,000	1	$1,500,000	0	$0
Robert A. Campbell	1	$190,000,000	0	$0	0	$0

            The following table provides the number of accounts and total assets for those accounts shown above for which advisory fees were earned on the performance of such account:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Accts.	Total Assets	Accts.	Total Assets	Accts.	Total Assets
Cedric Scholtes	0	$0	0	$0	4	$1,199,296,318
Charles McNally	0	$0	0	$0	0	$0
Jason R. Graybill	0	$0	0	$0	21	$16,500,000
Jim Creighton	0	$0	1	$1,500,000	0	$0
John A. Forlines III	0	$0	0	$0	0	$0
Neil D. Klein	0	$0	0	$0	21	$16,500,000
Nic Wherry	0	$0	1	$1,500,000	0	$0
Robert A. Campbell	0	$0	0	$0	0	$0

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